Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss	The following table summarizes changes in our allowance for credit loss exposure on our premium receivables:

(millions)	2020	2019
Balance at January 1	$283.2	$252.1
Increase in allowance[1]	472.0	433.5
Write-offs[2]	(399.0)	(402.4)
Balance at December 31	$356.2	$283.2
[1]Represents the incremental increase in other underwriting expenses.
[2]Represents the portion of allowance that is reversed when premium receivables are written off.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2020	$2,175.7
2019	1,837.3
2018	1,422.4

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2020	2019	Useful Lives
Land	$151.6	$161.6	NA
Buildings, improvements, and integrated components	872.7	927.1	7-40 years
Capitalized software	392.6	367.1	3-10 years
Software licenses (internal use)	335.5	286.8	1-5 years
Computer equipment	253.8	223.3	3 years
All other property and equipment	391.2	385.9	3-10 years
Total cost	2,397.4	2,351.8
Accumulated depreciation	(1,291.4)	(1,138.1)
Balance at end of year	$1,106.0	$1,213.7
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits	The total compensation expense recognized for equity-based compensation for the years ended December 31, was:

(millions)	2020	2019	2018
Pretax expense	$89.4	$90.2	$77.2
Tax benefit	18.8	18.9	16.2

Supplemental Cash Flow Information
For the years ended December 31, we paid the following:

(millions)	2020	2019	2018
Income taxes	$1,446.3	$954.3	$702.6
Interest	206.0	184.9	154.0
Operating lease liabilities	86.5	84.0	NA
NA = Not applicable prior to the adoption of the new accounting standard in 2019.